Tax Situation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of income tax expense
	2019	2020	2021

Current income tax	113,062	52,556	107,721
Deferred income tax (Note 24)	206,894	9,652	(64,021)
Income tax expense	319,956	62,208	43,700

	2019	2020	2021

Loss before income tax	(474,726)	(111,212)	(46,614)

Income tax by applying local applicable tax
rates on profit generated in the respective countries	(141,370)	(34,133)	(13,182)
Tax effect on:
- Non-deductible expenses	84,832	47,761	33,489
- Provision of tax contingencies	7,079	(3,421)	14,240
- Change in prior years estimations	36,529	2,213	8,492
- Unrecognized deferred income tax asset	82,424	24,930	1,459
- Equity method (profit) loss	(64)	(227)	254
- Non-taxable income	(1,195)	(22)	(57)
- Reversal of deferred income tax asset	174,716	7,950	-
- Non-recoverable item	85,301	19,794	-
- Adjustment for changes in rates of income tax	622	(240)	-
- Others	(8,918)	(2,397)	(995)
Income tax	319,956	62,208	43,700

Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate
	Rates	Utility
	Taxes	before the
	local	Tax	Tax
Country	Applicable	to Rent	to rent
	(A)	(B)	(A)*(B)

2019
Peru	29.50%	(1,612,192)	(475,596)
Peru - Red Vial 5 S.A.	27.00%	24,066	6,498
Peru - Tren Urbano de Lima S.A.	30.00%	121,080	36,324
Peru - Via Expresa Sur S.A.	30.00%	(17,752)	(5,326)
Peru - Unna Energia S.A.	29.00%	35,421	10,272
Chile	27.00%	(38,177)	(10,307)
Colombia	33.00%	(11,824)	(3,902)
Bolivia	25.00%	681	170
Mexico	30.00%	1,261	378
Unrealized gains		1,022,711	300,119
		(474,725)	(141,370)

	Rates	Utility
	Taxes	before the
	local	Tax	Tax
Country	Applicable	to Rent	to rent
	(A)	(B)	(A)*(B)
2020
Peru	29.50%	(130,909)	(38,612)
Peru - Red Vial 5 S.A.	27.00%	(2,029)	(548)
Peru - Tren Urbano de Lima S.A.	30.00%	87,521	26,256
Peru - Via Expresa Sur S.A.	30.00%	(53,697)	(16,109)
Peru - Unna Energia S.A.	29.00%	(1,930)	(540)
Chile	27.00%	5,401	1,458
Colombia	32.00%	(11,178)	(3,577)
Bolivia	25.00%	(13)	(3)
México	30.00%	(1,283)	(385)
Unrealized gains		(3,095)	(2,073)
		(111,212)	(34,133)

2021
Peru	29.50%	(76,324)	(22,516)
Peru - Red Vial 5 S.A.	27.00%	40,473	10,928
Peru - Tren Urbano de Lima S.A.	30.00%	61,484	18,445
Peru - Via Expresa Sur S.A.	30.00%	(3,804)	(1,141)
Peru - Unna Energia S.A.	29.00%	24,699	6,916
Chile	27.00%	(71,692)	(19,357)
Colombia	32.00%	1,040	322
Bolivia	25.00%	59	15
México	30.00%	(288)	(86)
Unrealized gains		(22,261)	(6,708)
		(46,614)	(13,182)